DEPRECIATION, SHARE-BASED PAYMENTS, EMPLOYEE AND OTHER EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expense by nature
Selling expenses	$ 1,645,985	$ 1,353,165	$ 886,226
General and administrative expenses	10,013,732	16,438,936	15,684,783
Product development and clinical trials expenses	20,020,959	16,001,464	16,214,439
TOTAL EXPENSES	31,680,676	33,793,565	32,785,448
Depreciation per Statements of Cash Flows	641,621	384,126	534,545
Share-based payments per Statements of Cash Flows	3,189,808	3,292,877	2,484,543
Cash-based employee expenses	10,875,930	9,542,213	10,562,480
Depreciation
Expense by nature
General and administrative expenses	182,202	60,206	93,196
Product development and clinical trials expenses	459,419	323,920	382,234
Share-based payments
Expense by nature
Selling expenses	188,930	170,416	98,379
General and administrative expenses	1,748,660	2,147,832	1,080,627
Product development and clinical trials expenses	1,252,218	974,629	1,305,535
Cash-based employee expenses
Expense by nature
Selling expenses	526,769	352,837	202,261
General and administrative expenses	2,725,814	2,498,005	2,792,897
Product development and clinical trials expenses	7,623,347	6,691,371	7,609,387
Litigation expenses
Expense by nature
General and administrative expenses	81,171	540,125	2,410,350
Employee termination expenses
Expense by nature
General and administrative expenses	26,050	761,354
Accretion on collaboration, license and settlement agreements provision
Expense by nature
General and administrative expenses	693,047	5,129,758
Expenses related to the 2017 financing
Expense by nature
General and administrative expenses			5,447,182
Other expenses
Expense by nature
Selling expenses	930,286	829,912	585,586
General and administrative expenses	4,556,788	5,301,656	3,860,531
Product development and clinical trials expenses	$ 10,685,975	$ 8,011,544	$ 6,917,283